CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
VOYAGE REVENUES:	$ 529,182	$ 481,790	$ 587,715
EXPENSES:
Voyage expenses	113,403	106,403	131,878
Charter hire expense	311	0	0
Vessel operating expenses	173,864	146,546	142,117
Depreciation and amortization	139,020	113,420	105,931
General and administrative expenses	26,324	25,611	21,787
Loss (Gain) on sale of vessels	3,860	0	(2,078)
Vessels impairment charge	8,922	0	0
Total expenses	465,704	391,980	399,635
Operating income	63,478	89,810	188,080
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(56,839)	(35,873)	(30,019)
Interest income	1,082	623	234
Other, net	1,464	1,935	128
Total other expenses, net	(54,293)	(33,315)	(29,657)
Net income	9,185	56,495	158,423
Less: Net income attributable to the noncontrolling interest	(1,573)	(712)	(206)
Net income attributable to Tsakos Energy Navigation Limited	7,612	55,783	158,217
Effect of preferred dividends	(23,776)	(15,875)	(13,437)
Net (loss) income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (16,164)	$ 39,908	$ 144,780
(Loss) Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (0.19)	$ 0.47	$ 1.69
Weighted average number of shares, basic and diluted	84,713,572	84,905,078	85,827,597